Income Tax	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax
Income Tax
Current income tax expense represents the amounts expected to be reported on the Company’s income tax returns, and deferred tax expense or benefit represents the change in net deferred tax assets and liabilities. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities as measured by the enacted tax rates that will be in effect when these differences reverse. Valuation allowances are recorded as appropriate to reduce deferred tax assets to the amount considered likely to be realized.
Tax Expense. Income tax expense consists of the following components (in millions):

	2012	2011	2010
Current income tax	$22.8	$—	$—
Deferred income tax	106.8	48.6	31.3
Total income tax expense	$129.6	$48.6	$31.3

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows at December 31 (in millions):

	2012	2011
Assets:
Loss carryovers	$26.9	$124.6
Inventories and provisions	34.1	45.6
Other, net	7.8	6.8
Gross deferred tax assets before valuation allowance	68.8	177.0
Valuation allowance on loss carryovers	(3.4)	(3.4)
Net deferred tax assets	65.4	173.6
Liabilities:
Property and equipment	(154.2)	(155.6)
Gross deferred tax liabilities	(154.2)	(155.6)
Net deferred tax asset (liability)	$(88.8)	$18.0

Tax Rates. Differences between the Company’s effective income tax rates and the Mexican statutory income tax rate of 30% follow (in millions):

	2012	2011	2010
Income tax expense using the statutory rate in effect	$96.2	$66.8	$28.5
Tax effect of:
Equity earnings from unconsolidated affiliates	(1.0)	(0.8)	(2.0)
Foreign exchange and inflation adjustments	35.7	(17.0)	15.3
Change in the Mexican federal tax rate	0.8	—	—
Change in valuation allowances	—	—	(8.3)
Sale of Mexrail	—	—	(4.3)
Other, net	(2.1)	(0.4)	2.1
Income tax expense	$129.6	$48.6	$31.3
Effective tax rate	40.4%	21.8%	32.9%

Change in Tax Law. On December 17, 2012, changes to the Mexican Federal Income Tax Law were approved. The 30% income tax rate used in 2012 will remain applicable for 2013. The planned income tax rate reduction has been postponed one year with 29% starting in 2014 and 28% in 2015. The Company’s deferred income tax assets and liabilities were revalued using the rates expected to be in effect when the underlying temporary differences are expected to reverse. This revaluation resulted in a $0.8 million expense in the 2012 tax provision.
Tax Carryovers. The Company’s loss carryovers at December 31, 2012 were $94.8 million and will begin to expire in 2015. A deferred tax asset was recorded in prior periods for the expected future tax benefit of these losses which will be carried forward to reduce only ordinary Mexican income tax payable in future years. The Company also has an asset tax credit carryover in the amount of $6.8 million which will expire in 2017.
The valuation allowance for deferred tax assets as of December 31, 2012 and 2011 was $3.4 million.
The Company believes it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets, net of valuation allowances, related to loss carryovers and tax credits.
Uncertain Tax Positions. The accounting guidance for uncertainty in income taxes prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The guidance requires the Company to recognize in the consolidated financial statements the benefit of a tax position only if the impact is more likely than not of being sustained on audit based on the technical merits of the position. In 2012 and 2011, the Company has not taken any new uncertain tax positions and does not have a provision for uncertain tax positions as of December 31, 2012 and 2011.
Interest and penalties related to uncertain tax positions are included in income before taxes on the consolidated statements of comprehensive income. Accrued interest and penalties on unrecognized tax benefits and interest and penalty expense was immaterial to the consolidated financial statements for all periods presented.
During 2012, the 2004 tax return audit was completed without adjustment. Tax returns filed for periods after 2006 remain open to examination by the taxing authorities. The Company received an audit assessment for the year ended December 31, 2005, from the Servicio de Administracion Tributaria (the “SAT”), the Mexican equivalent of the U.S. Internal Revenue Service. The Company will initiate administrative proceedings with the SAT and if a settlement is not reached, then the matter will be litigated. The Company believes that it has strong legal arguments in its favor and more likely than not will prevail in any challenge of this assessment. The Company believes that an adequate provision has been made for any adjustment (taxes and interest) that will be due for all open years. However, an unexpected adverse resolution could have a material effect on the consolidated financial statements in a particular quarter or fiscal year.